Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	109,538,620